LONG-TERM DEBT AND CREDIT FACILITIES - Uncollateralized Surety Bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Surety Bond
Disclosure of detailed information about borrowings [line items]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 133.7	$ 182.5	$ 101.6	$ 127.2